UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wilson Capital Management LLC

Address:  237 Park Avenue, Suite 900
          New York, New York 10017

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David S. Wilson
Title:  Managing Member
Phone:  (212) 692-6320

Signature, Place and Date of Signing:

/s/ David S. Wilson             New York, New York           February 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total: $131,555
                                        (thousands)

List of Other Included Managers:        NONE

                                                     FORM 13F INFORMATION TABLE
         COLUMN 1                   COL  2         COL 3       COL 4           COL 5           COL 6    COL 7        COL 8
                                   TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS         CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANGRS  SOLE  SHARED  NONE
Celanese Corp Del                    COM SER A     150870103  3,545    185,400   SH        SOLE        NONE  185,400
Centex Corp                          COM           152312104  2,459     34,400   SH        SOLE        NONE   34,400
Champion Enterprises Inc             COM           158496109  4,888    358,900   SH        SOLE        NONE  358,900
Chaparral Stl Co Del                 COM           159423102  5,139    169,900   SH        SOLE        NONE  169,900
Comfort System USA Inc               COM           199908104  1,486    161,500   SH        SOLE        NONE  161,500
Crescent Real Estate Equities Co     COM           225756105  1,298     65,500   SH        SOLE        NONE   65,500
CYTYC Corp                           COM           232946103  2,157     76,400   SH        SOLE        NONE   76,400
Dow Chem Co                          COM           260543103  5,968    136,200   SH        SOLE        NONE  136,200
Dycom Ind Inc                        COM           267475101  4,209    191,300   SH        SOLE        NONE  191,300
Eagle Materials Inc                  COM           26969P108  1,065      8,700   SH        SOLE        NONE    8,700
Eagle Materials Inc                  CL B          26969P207  3,592     30,500   SH        SOLE        NONE   30,500
Fleetwood Enterprises Inc            COM           339099103  4,800    388,700   SH        SOLE        NONE  388,700
Gencorp Inc                          COM           368682100  4,340    244,500   SH        SOLE        NONE  244,500
General Elec Co                      COM           369604103  5,166    147,400   SH        SOLE        NONE  147,400
IHOP Corp                            COM           449623107  3,368     71,800   SH        SOLE        NONE   71,800
Infrasource Svcs Inc                 COM           45684P102  1,295     99,000   SH        SOLE        NONE   99,000
Int Paper Co                         COM           460146103  5,421    161,300   SH        SOLE        NONE  161,300
ISHARES TR                           RUSSELL 2000  464287955     35        520   SH  PUT   SOLE        NONE      520
Hunt JB Trans Svcs Inc               COM           445658107  3,314    146,400   SH        SOLE        NONE  146,400
Lennar Corp                          CL A          526057104  4,491     73,600   SH        SOLE        NONE   73,600
Magna Entmt Corp                     CL A          559211107  4,403    616,600   SH        SOLE        NONE  616,600
Mercer Intl Inc                      SH BEN INT    588056101  2,273    289,200   SH        SOLE        NONE  289,200
Mohawk Inds Inc                      COM           608190104  1,400     16,100   SH        SOLE        NONE   16,100
Old Dominion Fght Lines Inc          COM           679580100  3,227    119,700   SH        SOLE        NONE  119,700
Oregon Stl Mls Inc                   COM           686079104  4,507    153,200   SH        SOLE        NONE  153,200
Pike Elec Corp                       COM           721283109  2,874    177,200   SH        SOLE        NONE  177,200
Quanta Svcs Inc                      COM           74762E102  6,120    464,700   SH        SOLE        NONE  464,700
Republic Awys Hldgs Inc              COM           760276105  1,978    130,109   SH        SOLE        NONE  130,109
Rush Enterprises Inc                 CL A          781846209  1,381     92,800   SH        SOLE        NONE   92,800
Sirius Satellite Radio Inc           COM           82966U103  3,252    485,400   SH        SOLE        NONE  485,400
Southwestern Energy Co               COM           845467109  4,457    124,000   SH        SOLE        NONE  124,000
Swift Trans Co                       COM           870756103  1,788     88,100   SH        SOLE        NONE   88,100
Texas Inds Inc                       COM           882491103  2,617     52,500   SH        SOLE        NONE   52,500
TranSwitch Corp                      COM           894065101  1,739    950,500   SH        SOLE        NONE  950,500
Triad Hospitals Inc                  COM           89579K109  3,335     85,000   SH        SOLE        NONE   85,000
Trinity Inds Inc                     COM           896522109  5,949    135,000   SH        SOLE        NONE  135,000
Wabtec Corp                          COM           929740108  3,521    130,900   SH        SOLE        NONE  130,900
Washington Group Intl Inc            COM NEW       938862208  4,481     84,600   SH        SOLE        NONE   84,600
Xm Satellite Radio Hldgs Inc         CL A          983759101  4,217    154,600   SH        SOLE        NONE  154,600
                                                            131,555

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